Fees Summary	Nov. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,283,000
Previously Paid Amount	0
Total Fee Amount	3,717.73
Total Offset Amount	0
Net Fee	$ 3,717.73